Segment Information	12 Months Ended
Apr. 30, 2025
Disclosure of operating segments [abstract]
Segment Information [Text Block]

12. Segment Information

The Company has one operating segment, principally mineral exploration, evaluation and development.

Geographic Information

The Company's non-current assets by location of assets are as follows:

	April 30, 2025	April 30, 2024
	$	$
Canada	7,906,067	628,123
Mexico	244,029,642	216,396,869
	251,935,709	217,024,992